UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-22328
SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 3/31

Portfolio of Investments
Seligman Premium Technology Growth Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.0%)
General Dynamics Corp.	76,300		$5,890,360

Biotechnology (1.2%)
Gilead Sciences, Inc.	77,700	(b)	3,533,796

Communications Equipment (7.4%)
Cisco Systems, Inc.	501,000	(b)	13,041,030
QUALCOMM, Inc.	208,400	(e)	8,750,716

Total			21,791,746

Computers & Peripherals (11.7%)
Apple, Inc.	62,800	(b)	14,753,604
Hewlett-Packard Co.	166,200		8,833,530
NetApp, Inc.	270,600	(b)	8,810,736
Netezza Corp.	138,400	(b)	1,770,136

Total			34,168,006

Diversified Financial Services (0.5%)
BM&FBOVESPA SA	233,300	(c)	1,567,146

Diversified Telecommunication Services (0.9%)
Deutsche Telekom AG, ADR	199,432	(c)	2,692,332

Electrical Equipment (0.4%)
Sensata Technologies Holding NV	64,502	(b,c)	1,158,456

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	56,700		1,145,907

Health Care Equipment & Supplies (2.6%)
St. Jude Medical, Inc.	188,400	(b)	7,733,820

Internet Software & Services (6.9%)
eBay, Inc.	70,500	(b)	1,899,975
Google, Inc., Class A	10,500	(b)	5,953,605
Open Text Corp.	209,500	(b,c)	9,944,965
VeriSign, Inc.	90,000	(b)	2,340,900

Total			20,139,445

IT Services (6.0%)
Amdocs Ltd.	499,800	(b,c)	15,048,978
Genpact Ltd.	53,411	(b,c)	895,702
Lender Processing Services, Inc.	39,900		1,506,225

Total			17,450,905

Issuer	Shares		Value(a)
Life Sciences Tools & Services (1.1%)
Life Technologies Corp.	62,400	(b)	3,261,648

Media (0.9%)
DreamWorks Animation SKG, Inc., Class A	66,748	(b)	2,629,204

Office Electronics (1.1%)
Xerox Corp.	317,100		3,091,725

Pharmaceuticals (1.3%)
Abbott Laboratories	69,800		3,677,064

Semiconductors & Semiconductor Equipment (13.3%)
Amkor Technology, Inc.	540,000	(b)	3,817,800
Analog Devices, Inc.	51,400		1,481,348
Avago Technologies Ltd.	102,200	(b,c)	2,101,232
Broadcom Corp., Class A	25,800		856,044
Intel Corp.	395,100		8,794,925
Lam Research Corp.	79,300	(b)	2,959,476
Marvell Technology Group Ltd.	132,500	(b,c)	2,700,350
Micron Technology, Inc.	138,000	(b)	1,433,820
National Semiconductor Corp.	234,537		3,389,060
Novellus Systems, Inc.	297,500	(b)	7,437,500
Veeco Instruments, Inc.	20,300	(b)	883,050
Verigy Ltd.	276,103	(b,c)	3,086,832

Total			38,941,437

Software (39.6%)
Activision Blizzard, Inc.	223,100		2,690,586
Aspen Technology, Inc.	189,200	(b)	1,939,300
BMC Software, Inc.	381,600	(b)	14,500,800
Check Point Software Technologies	423,900	(b,c)	14,861,934
JDA Software Group, Inc.	161,700	(b)	4,498,494
Mentor Graphics Corp.	573,200	(b)	4,597,064
Micro Focus International PLC	85,800	(c)	652,960
Microsoft Corp.	540,100		15,808,727
Nuance Communications, Inc.	466,700	(b)	7,765,888
Parametric Technology Corp.	664,800	(b)	11,999,640
SonicWALL, Inc.	293,980	(b)	2,554,686
SS&C Technologies Holdings, Inc.	5,559	(b)	83,830
Symantec Corp.	862,500	(b)	14,593,500
Synopsys, Inc.	865,000	(b)	19,350,050

Total			115,897,459

Total Common Stocks (Cost: $269,723,867)			$284,770,456

Money Market Fund (1.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	3,647,946	(f)	$3,647,946

Total Money Market Fund (Cost: $3,647,946)			$3,647,946

Total Investments in Securities(d) (Cost: $273,371,813)(g)			$288,418,402

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Open Options Contracts Written at March 31, 2010

		Number of	Exercise	Premium	Expiration
Issuer	Puts/Calls	contracts	price	received	date	Value(a)

Apple, Inc.	Put	236	$170	$444,556	Jan. 2011	$136,880
Google, Inc., Class A	Put	13	560	20,774	April 2010	15,795
Google, Inc., Class A	Put	14	550	28,311	June 2010	26,040
Hewlett-Packard Co.	Put	506	44	43,513	May 2010	6,578
QUALCOMM, Inc.	Put	259	35	26,182	July 2010	13,986
QUALCOMM, Inc.	Put	159	38	30,966	July 2010	16,854
QUALCOMM, Inc.	Call	366	43	39,004	July 2010	68,991
Research In Motion Ltd.	Put	70	45	19,040	Jan. 2011	9,240
Research In Motion Ltd.	Put	63	50	25,074	Jan. 2011	12,978
S&P 500 Index	Call	564	1,950	1,555,504	April 2010	1,666,620

Total						$1,973,962

Notes to Portfolio of Investments

ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 18.70% of net assets.

(d)	At March 31, 2010, cash or short-term securities were designated to cover open put and/or call options written

(e)	At March 31, 2010, securities valued at $1,536,834 were held to cover open call options written.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(g)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $273,372,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$17,786,000
Unrealized depreciation	(2,740,000)

Net unrealized appreciation	$15,046,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$284,770,456	$—	$—	$284,770,456

Total Equity Securities	284,770,456	—	—	284,770,456

Other
Affiliated Money Market Fund(b)	3,647,946	—	—	3,647,946

Total Other	3,647,946	—	—	3,647,946

Investments in Securities	288,418,402	—	—	288,418,402
Other Financial Instruments(c)	1,973,962	—	—	1,973,962

Total	$290,392,364	$—	$—	$290,392,364

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                    Seligman Premium Technology Growth Fund, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	May 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	May 26, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	May 26, 2010